INCOME TAXES - Additional details (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
INCOME TAXES
Valuation allowance	$ 4,819,374	$ 3,102,399
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 4,819,374	$ 3,102,399